Events after the balance sheet date (Details) - Ordinary shares - USD ($)	Mar. 14, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)		35,516,785	48,373,890
At-the-market Agreement
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)	1,979,074
Proceeds from IPO, net of underwriting fees and IPO costs	$ 978,415